Accounts Receivable - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	¥ 21,738		¥ 36,467
Less: Allowance for credit losses	40		191
Total accounts receivable, net	¥ 21,698	$ 2,990	¥ 36,276